Consolidated Statements of Shareholders Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] INR (₨)	Equity Shares [Member] INR (₨)	Equity Shares [Member] USD ($)	Additional Paid-in Capital [Member] INR (₨)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] INR (₨)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Deficit [Member] INR (₨)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] INR (₨)	Total APGL Shareholders' Equity [Member] INR (₨)	Total APGL Shareholders' Equity [Member] USD ($)	Total APGL Shareholders' Equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] INR (₨)	Non-Controlling Interests [Member] INR (₨)	Non-Controlling Interests [Member] USD ($)
Beginning Balance at Mar. 31, 2018	₨ 13,275		₨ 218	₨ 1		₨ 19,004		₨ (295)		₨ (6,593)		₨ 218	₨ 12,117		₨ 218	₨ 1,158
Accounting Standards Update [Extensible List]			us-gaap:AccountingStandardsUpdate201409Member									us-gaap:AccountingStandardsUpdate201409Member			us-gaap:AccountingStandardsUpdate201409Member
Proceeds from issuance of equity shares	13,610			1		13,609							13,610
Impact of change in non-controlling Interest						63				(14)			49			(49)
Net (loss)/profit	138									78			78			60
Impact on buy back of stake in subsidiary (note 2 (z))	(1,475)					(573)							(573)			(902)
Other comprehensive income (loss)	(453)							(453)					(453)
Share based compensation	83					83							83
Ending Balance at Mar. 31, 2019	25,396			2		32,186		(748)		(6,311)			25,129			267
Proceeds from issuance of equity shares	5,317			0		5,317							5,317
Net (loss)/profit	(2,337)									(2,269)			(2,269)			(68)
Other comprehensive income (loss)	(1,189)							(1,189)					(1,189)
Share based compensation	30					30							30
Ending Balance at Mar. 31, 2020	27,217			2		37,533		(1,937)		(8,580)			27,018			199
Proceeds from issuance of equity shares	424			0		424							424
Net (loss)/profit	(4,201)	$ (57.2)								(4,206)			(4,206)			5
Other comprehensive income (loss)	965	13.3						965					965
Share based compensation	47					47							47
Ending Balance at Mar. 31, 2021	₨ 24,452	$ 334.3		₨ 2	$ 0.0	₨ 38,004	$ 519.6	₨ (972)	$ (13.3)	₨ (12,786)	$ (174.8)		₨ 24,248	$ 331.5		₨ 204	$ 2.8